Report Of The Directors Financial Review Risk Report - IFRS 9 ECL sensitivity to future economic conditions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ (2,880,751)	$ (2,621,427)
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	4,500	2,000
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	4,500	2,900
– UK | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(430,555)	(346,035)
– UK | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(146,478)	(130,079)
– UK | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(7,869)	(9,359)
– UK | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(9,164)	(10,137)
– UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,077	725
– UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	197	123
– UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	857	431
– UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	897	382
– US | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(201,263)	(203,610)
– US | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(15,399)	(14,732)
– US | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(570)	(738)
– US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	369	148
– US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	41	22
– US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	86	68
– Hong Kong | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(452,983)	(418,102)
– Hong Kong | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(89,943)	(86,448)
– Hong Kong | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(7,422)	(7,795)
– Hong Kong | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(6,020)	(7,446)
– Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	474	328
– Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
– Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	266	243
– Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	112	105
Mainland China | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(118,163)	(104,004)
Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	116	124
Canada | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(85,720)	(74,620)
Canada | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(22,454)	(19,843)
Canada | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(260)	(270)
Canada | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(1,775)	(2,231)
Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	183	80
Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	31	15
Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	9	7
Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	22	17
Mexico | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(25,920)	(32,632)
Mexico | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(3,896)	(3,385)
Mexico | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(1,113)	(1,295)
Mexico | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(2,549)	(3,001)
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	246	69
Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	111	32
Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	260	211
Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	436	341
UAE | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(44,777)	(42,304)
UAE | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(1,889)	(1,983)
UAE | Gross carrying/nominal amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(426)	(513)
UAE | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(683)	(895)
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	250	97
UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	66	92
UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	92	54
UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	38	28
– France | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(164,899)	(124,618)
– France | Gross carrying/nominal amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(24,565)	(21,374)
– France | Gross carrying/nominal amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(1,725)	(1,643)
– France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	117	55
– France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	68	60
– France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 88	73
Central scenario ECL | – UK
Disclosure of financial assets [line items]
Probability	40.00%
Central scenario ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 1,514	536
Central scenario ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	182	33
Central scenario ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	774	421
Central scenario ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 795	318
Central scenario ECL | – US
Disclosure of financial assets [line items]
Probability	65.00%
Central scenario ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 314	149
Central scenario ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	39	22
Central scenario ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	$ 84	68
Central scenario ECL | – Hong Kong
Disclosure of financial assets [line items]
Probability	70.00%
Central scenario ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 388	243
Central scenario ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Central scenario ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	259	201
Central scenario ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 105	95
Central scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	80.00%
Central scenario ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 93	118
Central scenario ECL | Canada
Disclosure of financial assets [line items]
Probability	70.00%
Central scenario ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 140	79
Central scenario ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	30	14
Central scenario ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	9	7
Central scenario ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 21	17
Central scenario ECL | Mexico
Disclosure of financial assets [line items]
Probability	65.00%
Central scenario ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 222	68
Central scenario ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	101	31
Central scenario ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	255	211
Central scenario ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 428	340
Central scenario ECL | UAE
Disclosure of financial assets [line items]
Probability	65.00%
Central scenario ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 241	97
Central scenario ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	63	92
Central scenario ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	81	54
Central scenario ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 37	28
Central scenario ECL | – France
Disclosure of financial assets [line items]
Probability	40.00%
Central scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 109	53
Central scenario ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	68	60
Central scenario ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 87	73
Upside scenario ECL | – UK
Disclosure of financial assets [line items]
Probability	0.05%
Upside scenario ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 1,026	480
Upside scenario ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	172	28
Upside scenario ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	589	376
Upside scenario ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 471	282
Upside scenario ECL | – US
Disclosure of financial assets [line items]
Probability	0.05%
Upside scenario ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 219	132
Upside scenario ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	38	21
Upside scenario ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	$ 81	62
Upside scenario ECL | – Hong Kong
Disclosure of financial assets [line items]
Probability	0.05%
Upside scenario ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 211	241
Upside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Upside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	247	191
Upside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 102	90
Upside scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	0.10%
Upside scenario ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 28	95
Upside scenario ECL | Canada
Disclosure of financial assets [line items]
Probability	0.10%
Upside scenario ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 82	63
Upside scenario ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	29	13
Upside scenario ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	8	7
Upside scenario ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 20	16
Upside scenario ECL | Mexico
Disclosure of financial assets [line items]
Probability	0.05%
Upside scenario ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 177	48
Upside scenario ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	79	24
Upside scenario ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	243	190
Upside scenario ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 411	312
Upside scenario ECL | UAE
Disclosure of financial assets [line items]
Probability	0.05%
Upside scenario ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 190	89
Upside scenario ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	53	83
Upside scenario ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	62	49
Upside scenario ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 33	26
Upside scenario ECL | – France
Disclosure of financial assets [line items]
Probability	0.05%
Upside scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 97	50
Upside scenario ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	68	59
Upside scenario ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 85	73
Downside scenario | – Hong Kong
Disclosure of financial assets [line items]
Probability	25.00%
Downside scenario | Mainland China
Disclosure of financial assets [line items]
Probability	10.00%
Downside scenario , worst outcome | – UK
Disclosure of financial assets [line items]
Probability	40.00%
Downside scenario , worst outcome | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 2,271	635
Downside scenario , worst outcome | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	205	38
Downside scenario , worst outcome | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	904	506
Downside scenario , worst outcome | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 1,022	374
Downside scenario , worst outcome | – US
Disclosure of financial assets [line items]
Probability	25.00%
Downside scenario , worst outcome | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 472	161
Downside scenario , worst outcome | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	41	24
Downside scenario , worst outcome | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	$ 88	74
Downside scenario , worst outcome | – Hong Kong
Disclosure of financial assets [line items]
Probability	20.00%
Downside scenario , worst outcome | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 672	244
Downside scenario , worst outcome | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Downside scenario , worst outcome | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	277	201
Downside scenario , worst outcome | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 115	104
Downside scenario , worst outcome | Mainland China
Disclosure of financial assets [line items]
Probability	8.00%
Downside scenario , worst outcome | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 252	106
Downside scenario , worst outcome | Canada
Disclosure of financial assets [line items]
Probability	10.00%
Downside scenario , worst outcome | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 253	108
Downside scenario , worst outcome | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	31	16
Downside scenario , worst outcome | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	9	7
Downside scenario , worst outcome | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 24	18
Downside scenario , worst outcome | Mexico
Disclosure of financial assets [line items]
Probability	25.00%
Downside scenario , worst outcome | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 285	99
Downside scenario , worst outcome | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	136	41
Downside scenario , worst outcome | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	269	231
Downside scenario , worst outcome | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 451	380
Downside scenario , worst outcome | UAE
Disclosure of financial assets [line items]
Probability	25.00%
Downside scenario , worst outcome | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 330	108
Downside scenario , worst outcome | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	73	91
Downside scenario , worst outcome | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	107	72
Downside scenario , worst outcome | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 41	31
Downside scenario , worst outcome | – France
Disclosure of financial assets [line items]
Probability	40.00%
Downside scenario , worst outcome | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 131	79
Downside scenario , worst outcome | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	69	60
Downside scenario , worst outcome | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 88	74
Additional Downside scenario | – UK
Disclosure of financial assets [line items]
Probability	15.00%
Additional Downside scenario | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 3,869
Additional Downside scenario | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	221
Additional Downside scenario | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	1,084
Additional Downside scenario | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 1,165
Additional Downside scenario | – US
Disclosure of financial assets [line items]
Probability	5.00%
Additional Downside scenario | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 723
Additional Downside scenario | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	53
Additional Downside scenario | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	$ 119
Additional Downside scenario | – Hong Kong
Disclosure of financial assets [line items]
Probability	5.00%
Additional Downside scenario | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 1,363
Additional Downside scenario | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	0
Additional Downside scenario | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	405
Additional Downside scenario | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 130
Additional Downside scenario | Mainland China
Disclosure of financial assets [line items]
Probability	2.00%
Additional Downside scenario | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 1,158
Additional Downside scenario | Canada
Disclosure of financial assets [line items]
Probability	10.00%
Additional Downside scenario | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 528
Additional Downside scenario | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	36
Additional Downside scenario | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	9
Additional Downside scenario | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 28
Additional Downside scenario | Mexico
Disclosure of financial assets [line items]
Probability	5.00%
Additional Downside scenario | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 437
Additional Downside scenario | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	167
Additional Downside scenario | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	290
Additional Downside scenario | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 491
Additional Downside scenario | UAE
Disclosure of financial assets [line items]
Probability	5.00%
Additional Downside scenario | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 536
Additional Downside scenario | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	78
Additional Downside scenario | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	126
Additional Downside scenario | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 46
Additional Downside scenario | – France
Disclosure of financial assets [line items]
Probability	15.00%
Additional Downside scenario | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 238
Additional Downside scenario | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	70
Additional Downside scenario | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 91
Alternative scenario 1 | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		1,050
Alternative scenario 1 | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		50
Alternative scenario 1 | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets		670
Alternative scenario 1 | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		490
Alternative scenario 1 | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		550
Alternative scenario 1 | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		0
Alternative scenario 1 | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets		400
Alternative scenario 1 | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		130
Alternative scenario 1 | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		150
Alternative scenario 2 | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		1,900
Alternative scenario 2 | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		80
Alternative scenario 2 | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets		930
Alternative scenario 2 | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		700
Alternative scenario 2 | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		700
Alternative scenario 3 | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		$ 2,100